GOODWILL AND INTANGIBLE ASSETS, Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Indefinite life [Abstract]
Goodwill	$ 36,260	$ 36,260	$ 36,260
Total indefinite life	$ 36,260	$ 36,260